Investments in Affiliates (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			2 Months Ended	5 Months Ended	6 Months Ended	8 Months Ended	12 Months Ended	10 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 28, 2014	May 31, 2012	Jun. 29, 2012	Sep. 30, 2013	Dec. 31, 2011	Oct. 31, 2014
Schedule Of Equity Method Investments [Line Items]
Reclassification of investments in available for sale securities to investments in affiliates	$ 0	$ 0	$ 82,572
Reclassification to investments in affiliates	0	0	(6,158)
Equity in net earnings of affiliated companies	57,751	19,344	48,228
Investments in affiliates	344,453	335,303	197,291
Dividends received	14,595	10,126	5,202
Proceeds from issuance of common stock	643	551	93
Navios Partners
Schedule Of Equity Method Investments [Line Items]
General partner interest of Navios Holdings	2.00%
Reclassification of investments in available for sale securities to investments in affiliates								82,572
Reclassification to investments in affiliates								(6,158)
Common Units issued in public offering				6,325,000	4,600,000		10,925,000
Payments to acquire investment				2,233	1,472		3,168
Gain/Loss from the sale of shares by the equity method				11,230	9,497		15,991
General Partner units held by Navios Holdings	1,578,763
Common units held by Navios Holdings	14,223,763
Difference between carrying amount of investment and underlying equity in net assets of equity method investee	35,745	42,412
Equity in net earnings of affiliated companies	36,959	39,738	48,946
Investments in affiliates	114,837	110,516
Dividends received	30,043	29,461	27,916
Ownership percentage of Navios Holdings	20.00%
Number of common units after the conversion of subordinated						1,000,000		7,621,843
Investments-market value	155,181
Acropolis
Schedule Of Equity Method Investments [Line Items]
Investments in affiliates	525	350
Dividends received	271	433	140
Ownership percentage of Navios Holdings	35.00%
Profit Sharing Arrangement	Navios Holdings has a 50% interest in Acropolis, a brokerage firm for freight and shipping charters. Although Navios Holdings owns 50% of Acropolis' stock, Navios Holdings agreed with the other shareholder that the earnings and amounts declared by way of dividends will be allocated 35% to the Company with the balance to the other shareholder.
Navios Acquisition
Schedule Of Equity Method Investments [Line Items]
Payments to acquire investment							160,001
Gain/Loss from the sale of shares by the equity method	4,675	(6,171)
Difference between carrying amount of investment and underlying equity in net assets of equity method investee	1,293	12,052
Equity in net earnings of affiliated companies	19,513	(20,759)	(1,070)
Investments in affiliates	224,582	219,664
Dividends received	14,595	10,126	5,202
Ownership percentage of Navios Holdings	46.20%
Percentage of voting stock of Navios Holdings in Navios Acquisition	43.10%
Number of shares issued-common stock				14,950,000			94,097,529
Acquisition of common stock shares							46,969,669
Shares vested from the outstanding restricted stock									699,994
Investments-market value	$ 261,258